SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Net income allocable to common stock	$ (757,122,000)	$ (724,831,000)	$ (110,531,000)
Weighted average number of ordinary shares, basic (in shares)	474,621,603	475,805,054	334,127,181
Weighted average number of ordinary shares, diluted (in shares)	474,621,603	475,805,054	334,127,181
Loss per ordinary share - Basic	$ (1.60)	$ (1.52)	$ (0.33)
Loss per ordinary share - Diluted	$ (1.60)	$ (1.52)	$ (0.33)
Class A Ordinary shares | CIK 0001841024 L Catterton Asia Acquisition Corp
SIGNIFICANT ACCOUNTING POLICIES
Net income allocable to common stock	$ 192,915	$ 8,671,767
Weighted average number of ordinary shares, basic (in shares)	23,063,000	28,650,874
Weighted average number of ordinary shares, diluted (in shares)	23,063,000	28,650,874
Loss per ordinary share - Basic	$ 0.01	$ 0.30
Loss per ordinary share - Diluted	$ 0.01	$ 0.30
Class B Ordinary shares | CIK 0001841024 L Catterton Asia Acquisition Corp
SIGNIFICANT ACCOUNTING POLICIES
Net income allocable to common stock	$ 59,914	$ 2,167,941
Weighted average number of ordinary shares, basic (in shares)	7,162,718	7,162,718
Weighted average number of ordinary shares, diluted (in shares)	7,162,718	7,162,718
Loss per ordinary share - Basic	$ 0.01	$ 0.30
Loss per ordinary share - Diluted	$ 0.01	$ 0.30